Goodwill and Intangibles Goodwill and Intangilbes 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Cost Allocation	$ 19,814
Weighted-Average Life (in years)	16 years
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Cost Allocation	16,755
Weighted-Average Life (in years)	18 years
Trade names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Cost Allocation	651
Weighted-Average Life (in years)	5 years
Vendor Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Cost Allocation	2,138
Weighted-Average Life (in years)	10 years
Non-competition agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Cost Allocation	$ 270
Weighted-Average Life (in years)	4 years 6 months